COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 21,837
2014	14,555
2015	9,357
2016	6,848
2017	6,117
2018 and Thereafter	4,496
Operating Leases, Future Minimum Payments Due	$ 63,210